iShares
®
Blockchain and Tech ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Capital Markets  —  18 .5%
Bakkt, Inc. , Class A
(a) (b)
..................... 12,531 $ 97,867
Bitgo Holdings, Inc. , Class A
(a) (b)
............... 30,035 155,581
Bullish
(a) (b)
.............................. 17,536 410,868
Chaince Digital Holdings, Inc.
(a) (b)
.............. 12,280 53,664
Coinbase Global, Inc. , Class A
(a) (b)
.............. 71,340 10,429,195
Etoro Group Ltd. , Class A
(a) (b)
................. 18,009 710,815
Galaxy Digital, Inc. , Class A
(a) (b)
............... 87,482 2,391,758
Gemini Space Station, Inc. , Class A
(a) (b)
.......... 15,483 65,958
HashKey Holdings Ltd.
(a)
.................... 188,400 44,905
OSL Group Ltd.
(a) (b)
........................ 277,500 408,964
Robinhood Markets, Inc. , Class A
(a)
............. 10,758 1,078,812
Twenty One Capital, Inc. , Class A , NVS
(a) (b)
........ 119,503 591,540
Voyager Digital Ltd.
(a) (c)
..................... 57,043 —
16,439,927
a
Financial Services  —  5 .5%
Block, Inc. , Class A
(a)
...................... 7,348 558,448
Mastercard, Inc. , Class A .................... 7,380 3,790,368
PayPal Holdings, Inc. ...................... 12,419 536,252
4,885,068
a
Insurance  —  1 .0%
Ping An Insurance Group Co. of China Ltd. , Class A . 124,000 874,257
a
Interactive Media & Services  —  4 .0%
RUM Group, Inc.
(a) (b)
....................... 9,506 59,630
Tencent Holdings Ltd. ...................... 62,700 3,459,946
3,519,576
a
IT Services  —  9 .1%
Applied Digital Corp.
(a) (b)
.................... 120,790 4,505,467
International Business Machines Corp. .......... 12,723 3,577,835
8,083,302
a
Semiconductors & Semiconductor Equipment  —  11 .1%
Advanced Micro Devices, Inc.
(a)
............... 7,771 4,514,252
Infineon Technologies AG ................... 18,462 1,739,155
NVIDIA Corp. ........................... 17,670 3,535,590
9,788,997
a
Software  —  50 .6%
American Bitcoin Corp. , Class A
(a) (b)
............. 147,013 100,131
Bit Digital, Inc.
(a) (b)
......................... 159,453 287,015
Security Shares Value
a
Software (continued)
Bitdeer Technologies Group , Class A
(a) (b)
......... 60,691 $ 963,166
BitMine Immersion Technologies, Inc.
(b)
.......... 264,116 3,515,384
Cipher Digital, Inc.
(a) (b)
...................... 156,311 3,829,620
Circle Internet Group, Inc. , Class A
(a)
............ 87,045 5,451,628
Cleanspark, Inc.
(a)
........................ 114,669 1,668,434
Core Scientific, Inc.
(a) (b)
..................... 140,338 3,591,249
Digi Power X, Inc.
(a) (b)
...................... 36,675 199,879
Hive Digital Technologies Ltd.
(a) (b)
.............. 123,639 450,046
Hut 8 Corp.
(a)
............................ 47,604 5,495,644
IREN Ltd.
(a) (b)
............................ 151,576 6,931,571
Keel Infrastructure Corp.
(a)
................... 283,857 1,629,339
MARA Holdings, Inc.
(a) (b)
.................... 173,315 2,407,345
Riot Platforms, Inc.
(a)
...................... 162,353 4,445,225
Terawulf, Inc.
(a) (b)
......................... 160,122 3,955,013
44,920,689
a
Technology Hardware, Storage & Peripherals  —  0 .1%
Canaan, Inc. , ADR
(a) (b)
...................... 311,911 89,550
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 74,351,468 ) ................................. 88,601,366
a
Short-Term Securities
Money Market Funds  —  27 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 24,266,847 24,274,127
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 120,764 120,764
a
Total Short-Term Securities — 27.5%
(Cost: $ 24,392,777 ) ................................. 24,394,891
Total Investments — 127.4%
(Cost: $ 98,744,245 ) ................................. 112,996,257
Liabilities in Excess of Other Assets — ( 27 .4 ) % .............. (24,275,792)
Net Assets — 100.0% ................................. $ 88,720,465
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 13,325,411  $ 10,947,966
(a)
$ —  $ (1,366) $ 2,116  $ 24,274,127  24,266,847  $ 28,744
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 26,112  94,652
(a)
—  —  —  120,764  120,764  762  —
$ —  $ (1,366) $ 2,116
$ 24,394,891
$ 29,506  $ —

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Blockchain and Tech ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 6 09/18/26 $ 91 $ 1,324
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 79,682,381  $ 8,918,985  $ —  $ 88,601,366
Short-Term Securities
Money Market Funds ...................................... 24,394,891  —  —  24,394,891
$ 104,077,272  $ 8,918,985  $ —  $ 112,996,257
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,324  $ —  $ —  $ 1,324
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares